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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act file number 811-08657

                      Pioneer Equity Income Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Equity Income Fund

 Schedule of Investments 7/31/13

 Shares

 Value

 COMMON STOCKS - 99.5%

 Energy - 5.5%

 Oil & Gas Drilling - 0.6%

 200,000

 Seadrill, Ltd.

 $

 8,536,000

 Integrated Oil & Gas - 0.9%

 29,400

 Chevron Corp.

 $

 3,701,166

 100,000

 Occidental Petroleum Corp.

 8,905,000

 $

 12,606,166

 Oil & Gas Exploration & Production - 1.7%

 139,160

 ConocoPhillips

 $

 9,025,918

 426,800

 Marathon Oil Corp.

 15,518,448

 $

 24,544,366

 Oil & Gas Refining & Marketing - 1.1%

 224,000

 Marathon Petroleum Corp.

 $

 16,425,920

 Oil & Gas Storage & Transportation - 1.2%

 483,800

 Spectra Energy Corp.

 $

 17,411,962

 Total Energy

 $

 79,524,414

 Materials - 11.6%

 Commodity Chemicals - 0.8%

 171,000

 LyondellBasell Industries NV

 $

 11,749,410

 Diversified Chemicals - 0.4%

 110,000

 EI du Pont de Nemours & Co.

 $

 6,345,900

 Specialty Chemicals - 4.8%

 5,000

 Givaudan SA

 $

 6,981,153

 200,454

 Johnson Matthey Plc

 8,666,378

 771,300

 The Valspar Corp.

 52,540,954

 $

 68,188,485

 Paper Packaging - 1.0%

 650,000

 Boise, Inc.

 $

 5,915,000

 227,500

 Sonoco Products Co.

 8,756,475

 $

 14,671,475

 Diversified Metals & Mining - 3.8%

 280,000

 BHP Billiton, Ltd. (A.D.R.)

 $

 17,564,400

 255,100

 Compass Minerals International, Inc.

 19,285,560

 600,000

 Freeport-McMoRan Copper & Gold, Inc.

 16,968,000

 $

 53,817,960

 Paper Products - 0.8%

 233,100

 International Paper Co.

 $

 11,261,061

 Total Materials

 $

 166,034,291

 Capital Goods - 5.2%

 Industrial Conglomerates - 1.6%

 959,984

 General Electric Co.

 $

 23,394,810

 Industrial Machinery - 3.6%

 400,000

 Kaydon Corp.

 $

 11,632,000

 1,146,943

 The Gorman-Rupp Co. †

 39,833,330

 $

 51,465,330

 Total Capital Goods

 $

 74,860,140

 Commercial Services & Supplies - 1.9%

 Office Services & Supplies - 0.8%

 202,600

 Mine Safety Appliances Co.

 $

 10,764,138

 Diversified Support Services - 1.1%

 300,000

 G&K Services, Inc.

 $

 15,843,000

 Total Commercial Services & Supplies

 $

 26,607,138

 Automobiles & Components - 1.6%

 Automobile Manufacturers - 1.6%

 1,333,200

 Ford Motor Co.

 $

 22,504,416

 Total Automobiles & Components

 $

 22,504,416

 Consumer Durables & Apparel - 1.2%

 Household Appliances - 0.8%

 400,000

 Electrolux AB

 $

 11,712,733

 Apparel, Accessories & Luxury Goods - 0.4%

 95,000

 Coach, Inc.

 $

 5,047,350

 Total Consumer Durables & Apparel

 $

 16,760,083

 Consumer Services - 1.8%

 Leisure Facilities - 1.8%

 607,087

 Cedar Fair LP

 $

 26,050,103

 Total Consumer Services

 $

 26,050,103

 Media - 0.9%

 Movies & Entertainment - 0.6%

 450,000

 Regal Entertainment Group

 $

 8,482,500

 Publishing - 0.3%

 114,100

 John Wiley & Sons, Inc.

 $

 5,149,333

 Total Media

 $

 13,631,833

 Retailing - 1.1%

 Distributors - 1.1%

 188,800

 Genuine Parts Co.

 $

 15,479,712

 Total Retailing

 $

 15,479,712

 Food & Staples Retailing - 1.5%

 Food Retail - 0.4%

 1,000,000

 J Sainsbury Plc

 $

 6,002,400

 Hypermarkets & Super Centers - 1.1%

 202,800

 Wal-Mart Stores, Inc.

 $

 15,806,232

 Total Food & Staples Retailing

 $

 21,808,632

 Food, Beverage & Tobacco - 15.1%

 Soft Drinks - 1.7%

 353,400

 Dr. Pepper Snapple Group, Inc.

 $

 16,517,916

 90,700

 PepsiCo, Inc.

 7,577,078

 $

 24,094,994

 Packaged Foods & Meats - 13.4%

 443,300

 Campbell Soup Co.

 $

 20,746,440

 2,289,000

 DE Master Blenders 1753 NV *

 37,867,980

 457,800

 Hillshire Brands Co.

 16,119,138

 210,000

 Kellogg Co.

 13,910,400

 450,600

 Kraft Foods Group, Inc.

 25,494,948

 100,000

 McCormick & Co., Inc.

 7,161,000

 769,000

 Mondelez International, Inc.

 24,046,630

 352,400

 The Hershey Co.

 33,432,188

 323,000

 Unilever NV (A.D.R.)

 12,923,230

 $

 191,701,954

 Total Food, Beverage & Tobacco

 $

 215,796,948

 Household & Personal Products - 3.3%

 Household Products - 3.3%

 238,500

 Kimberly-Clark Corp.

 $

 23,563,800

 222,400

 The Clorox Co.

 19,113,056

 50,000

 The Procter & Gamble Co.

 4,015,000

 $

 46,691,856

 Total Household & Personal Products

 $

 46,691,856

 Health Care Equipment & Services - 5.8%

 Health Care Equipment - 4.5%

 313,900

 Abbott Laboratories

 $

 11,498,157

 244,100

 Becton Dickinson and Co.

 25,318,052

 284,700

 Medtronic, Inc.

 15,726,828

 1,079,500

 Smith & Nephew Plc

 12,914,733

 $

 65,457,770

 Health Care Distributors - 1.3%

 509,300

 Owens & Minor, Inc.

 $

 18,314,428

 Total Health Care Equipment & Services

 $

 83,772,198

 Pharmaceuticals, Biotechnology & Life Sciences - 7.0%

 Pharmaceuticals - 7.0%

 313,900

 AbbVie, Inc.

 $

 14,276,172

 100,000

 AstraZeneca Plc (A.D.R.)

 5,072,000

 259,300

 Eli Lilly & Co.

 13,771,423

 251,700

 Johnson & Johnson

 23,533,950

 353,405

 Merck & Co., Inc.

 17,023,519

 75,000

 Novartis AG (A.D.R.)

 5,370,750

 426,645

 Pfizer, Inc.

 12,470,833

 190,000

 Warner Chilcott Plc

 4,048,900

 149,269

 Zoetis, Inc.

 4,449,709

 $

 100,017,256

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 100,017,256

 Banks - 10.4%

 Diversified Banks - 7.9%

 219,400

 Bank of Montreal

 $

 13,629,128

 267,000

 Canadian Imperial Bank of Commerce

 20,302,786

 1,000,000

 Swedbank AB

 24,239,621

 761,700

 US Bancorp/MN

 28,426,644

 622,400

 Wells Fargo & Co.

 27,074,400

 $

 113,672,579

 Regional Banks - 1.2%

 220,800

 The PNC Financial Services Group, Inc.

 $

 16,791,840

 Thrifts & Mortgage Finance - 1.3%

 1,028,800

 New York Community Bancorp, Inc.

 $

 15,606,896

 230,000

 People's United Financial, Inc.

 3,450,000

 $

 19,056,896

 Total Banks

 $

 149,521,315

 Diversified Financials - 1.1%

 Other Diversified Financial Services - 0.3%

 257,800

 Bank of America Corp.

 $

 3,763,880

 Asset Management & Custody Banks - 0.8%

 405,100

 Federated Investors, Inc. (Class B)

 $

 11,760,053

 Total Diversified Financials

 $

 15,523,933

 Insurance - 2.0%

 Property & Casualty Insurance - 2.0%

 145,300

 The Allstate Corp.

 $

 7,407,394

 185,587

 The Chubb Corp.

 16,053,276

 55,000

 The Travelers Companies, Inc.

 4,595,250

 $

 28,055,920

 Total Insurance

 $

 28,055,920

 Real Estate - 0.3%

 Office REIT's - 0.3%

 68,671

 Alexandria Real Estate Equities, Inc.

 $

 4,703,964

 Total Real Estate

 $

 4,703,964

 Software & Services - 1.4%

 IT Consulting & Other Services - 0.5%

 500,000

 SAIC, Inc.

 $

 7,645,000

 Systems Software - 0.9%

 400,000

 Microsoft Corp.

 $

 12,732,000

 Total Software & Services

 $

 20,377,000

 Technology Hardware & Equipment - 1.7%

 Communications Equipment - 0.2%

 90,000

 Cisco Systems, Inc.

 $

 2,299,500

 Computer Hardware - 0.2%

 8,100

 Apple, Inc.

 $

 3,665,250

 Electronic Manufacturing Services - 0.7%

 419,300

 Molex, Inc.

 $

 10,516,044

 Technology Distributors - 0.6%

 96,000

 Anixter International, Inc. *

 $

 7,971,840

 Total Technology Hardware & Equipment

 $

 24,452,634

 Semiconductors & Semiconductor Equipment - 6.5%

 Semiconductor Equipment - 0.2%

 86,033

 Cabot Microelectronics Corp. *

 $

 3,181,500

 Semiconductors - 6.3%

 449,700

 Analog Devices, Inc.

 $

 22,197,192

 480,000

 Intel Corp.

 11,184,000

 303,300

 Linear Technology Corp.

 12,301,848

 550,500

 Microchip Technology, Inc.

 21,876,870

 400,000

 NVIDIA Corp.

 5,772,000

 354,200

 Xilinx, Inc.

 16,537,598

 $

 89,869,508

 Total Semiconductors & Semiconductor Equipment

 $

 93,051,008

 Telecommunication Services - 3.7%

 Integrated Telecommunication Services - 3.7%

 516,000

 AT&T, Inc.

 $

 18,199,320

 2,400,000

 Singapore Telecommunications, Ltd.

 7,423,265

 541,584

 Verizon Communications, Inc.

 26,797,576

 $

 52,420,161

 Total Telecommunication Services

 $

 52,420,161

 Utilities - 8.9%

 Electric Utilities - 2.2%

 287,150

 American Electric Power Co., Inc.

 $

 13,309,402

 182,600

 Duke Energy Corp.

 12,964,600

 69,900

 NextEra Energy, Inc.

 6,054,039

 $

 32,328,041

 Gas Utilities - 3.4%

 370,500

 AGL Resources, Inc.

 $

 16,965,195

 239,700

 National Fuel Gas Co.

 15,539,751

 655,000

 Questar Corp.

 15,628,300

 $

 48,133,246

 Multi-Utilities - 3.3%

 195,000

 Alliant Energy Corp.

 $

 10,329,150

 498,500

 Ameren Corp.

 17,851,285

 324,372

 Consolidated Edison, Inc.

 19,429,883

 $

 47,610,318

 Total Utilities

 $

 128,071,605

 TOTAL COMMON STOCKS

 (Cost $1,026,076,954)

 $

 1,425,716,560

 TOTAL INVESTMENT IN SECURITIES - 99.5%

 (Cost $1,026,076,954) (a)

 $

 1,425,716,560

 OTHER ASSETS & LIABILITIES - 0.5%

 $

 7,198,632

 TOTAL NET ASSETS - 100.0%

 $

 1,432,915,192

 *

 Non-income producing security.

 (A.D.R.)

 American Depositary Receipts.

 †

 Investment held by the Fund representing 5% or more of the outstanding voting stock of such company.

 REIT

 Real Estate Investment Trust.

 (a)

 At July 31, 2013, the net unrealized gain on investments based on cost for federal income tax purposes of $1,012,061,460 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 422,570,524

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (8,915,424)

 Net unrealized appreciation

 $

 413,655,100

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

 The following is a summary of the inputs used as of July 31, 2013, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
1,425,716,560

$
-

$
-

$
1,425,716,560

 Total

$
1,425,716,560

$
-

$
-

$
1,425,716,560

 During the period ended July 31, 2013, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Equity Income Fund By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date Septermber 29, 2011 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date Septermber 29, 2011 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer Date Septermber 29, 2011 * Print the name and title of each signing officer under his or her signature.